Non-controlling interest	3 Months Ended
Nov. 30, 2024
Notes and other explanatory information [abstract]
Non-controlling interest

15.	Non-controlling interest

Summarized financial information for Buckreef is disclosed below:

	Three months ended November 30,
Income Statement	2024	2023
Revenue	$12,528	$9,404
Depreciation	906	484
Accretion expense	188	140
Income tax expense	1,693	1,191
Comprehensive income for the period	2,568	2,061

Statement of Financial Position	November 30, 2024	August 31, 2024
Current assets	$10,746	$11,297
Non-current assets	83,681	78,952
Current liabilities	(17,057)	(16,973)
Non-current liabilities	(13,863)	(11,528)
Advances from parent, net	(29,371)	(30,210)

	Three months ended November 30,
Statement of Cash Flows	2024	2023
Cash provided by operating activities	$3,572	$6,110
Cash used in investing activities	(3,675)	(4,057)
Cash used in financing activities	(1,090)	(1,089)